Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2019
Debt securities in issue
Schedule of Debt Securities

	30 June 2019			31 December 2018
	At fair			At fair
	value			value
	through	At		through	At
	profit or	amortised		profit or	amortised
	loss	cost	Total	loss	cost	Total
	£m	£m	£m	£m	£m	£m

Medium-term notes issued	7,930	18,418	26,348	7,032	17,314	24,346
Covered bonds	—	30,479	30,479	—	28,194	28,194
Certificates of deposit	—	5,806	5,806	—	6,667	6,667
Securitisation notes	52	5,308	5,360	53	5,480	5,533
Commercial paper	—	9,330	9,330	—	6,878	6,878
Total debt securities in issue	7,982	69,341	77,323	7,085	64,533	71,618